Artisan Emerging Markets Debt Opportunities Fund Expense Example - Artisan Emerging Markets Debt Opportunities Fund	Sep. 30, 2024 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 131
Expense Example, with Redemption, 3 Years	813
Expense Example, with Redemption, 5 Years	1,520
Expense Example, with Redemption, 10 Years	3,397
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	943
Expense Example, with Redemption, 10 Years	2,125
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	849
Expense Example, with Redemption, 10 Years	$ 1,912